Submission	Feb. 05, 2026
Submission [Line Items]
Central Index Key	0000316888
Registrant Name	AVINO SILVER & GOLD MINES LTD.
Form Type	F-10
Submission Type	F-10
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Avino Silver & Gold Mine, Ltd.